LKCM SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

COMMON STOCKS - 93.5%	Shares	Value
Aerospace & Defense - 2.2%
Hexcel Corp. (a)	35,325	$1,978,200
Mercury Systems, Inc. (a)	40,260	2,844,369
		4,822,569
Auto Components - 0.9%
Fox Factory Holding Corp. (a)	16,290	2,069,807

Banks - 6.8%
BancorpSouth Bank	64,564	2,097,039
Comerica, Inc.	33,485	2,402,214
Cullen/Frost Bankers, Inc.	21,375	2,324,745
Glacier Bancorp, Inc.	43,655	2,491,827
Pinnacle Financial Partners, Inc.	35,705	3,165,605
Seacoast Banking Corp. of Florida (a)	72,945	2,643,527
		15,124,957
Beverages - 0.9%
Celsius Holdings, Inc. (a)	40,451	1,943,671

Biotechnology - 5.2%
CareDx, Inc. (a)	32,945	2,243,225
Castle Biosciences, Inc. (a)	34,275	2,346,467
DermTech, Inc. (a)	22,990	1,167,662
Emergent BioSolutions, Inc. (a)	28,000	2,601,480
Iovance Biotherapeutics, Inc. (a)	55,160	1,746,366
Neogen Corp. (a)	15,915	1,414,684
		11,519,884
Building Products - 3.8%
Builders FirstSource, Inc. (a)	51,015	2,365,565
CSW Industrials, Inc.	24,550	3,314,250
PGT Innovations, Inc. (a)	112,771	2,847,468
		8,527,283
Chemicals - 2.7%
Compass Minerals International, Inc.	35,505	2,226,873
Ferroglobe Representation & Warranty Insurance Trust (a)(c)	302,970	–
PQ Group Holdings, Inc.	102,190	1,706,573
Quaker Chemical Corp.	8,280	2,018,416
		5,951,862
Construction & Engineering - 1.0%
NV5 Global, Inc. (a)	23,342	2,254,137

Construction Materials - 1.4%
Eagle Materials, Inc.	24,020	3,228,528

Electronic Equipment & Instruments - 1.0%
Novanta, Inc. (a)(b)	16,290	2,148,488

Food Products - 2.0%
Freshpet, Inc. (a)	27,590	4,381,568

Health Care Equipment & Supplies - 6.1%
Cerus Corp. (a)	182,255	1,095,352
NeoGenomics, Inc. (a)	65,285	3,148,696
SmileDirectClub, Inc. (a)	164,960	1,700,738
STAAR Surgical Co. (a)	44,105	4,649,108
TransMedics Group, Inc. (a)	39,585	1,642,382
ViewRay, Inc. (a)	304,235	1,323,422
		13,559,698
Health Care Providers & Services - 7.1%
HealthEquity, Inc. (a)	24,350	1,655,800
Medpace Holdings, Inc. (a)	23,765	3,898,648
Omnicell, Inc. (a)	18,320	2,379,218
Progyny, Inc. (a)	53,370	2,375,499
R1 RCM, Inc. (a)	156,665	3,866,492
U.S. Physical Therapy, Inc.	16,015	1,667,162
		15,842,819
Health Care Technology - 1.1%
Inovalon Holdings, Inc. - Class A (a)	84,190	2,422,988

Hotels, Restaurants & Leisure - 5.4%
Bally's Corp. (a)	30,155	1,959,472
Everi Holdings, Inc. (a)	197,622	2,788,446
Playa Hotels & Resorts NV (a)(b)	269,190	1,965,087
Red Rock Resorts, Inc. - Class A (a)	95,550	3,113,975
Wingstop, Inc.	17,860	2,271,256
		12,098,236
Household Durables - 0.7%
Sonos, Inc. (a)	41,840	1,567,745

Insurance - 2.8%
Argo Group International Holdings, Ltd. (b)	54,285	2,731,621
Goosehead Insurance, Inc. - Class A	16,595	1,778,652
Palomar Holdings, Inc. (a)	27,300	1,830,192
		6,340,465
Internet & Catalog Retail - 2.4%
Magnite, Inc. (a)	129,000	5,367,690

IT Consulting & Services - 2.9%
LiveRamp Holdings, Inc. (a)	38,026	1,972,789
Perficient Inc. (a)	46,145	2,709,635
Repay Holdings Corp. (a)	72,640	1,705,587
		6,388,011
IT Services - 0.9%
Brightcove, Inc. (a)	105,348	2,119,602

Leisure Equipment & Products - 2.0%
Callaway Golf Company	99,600	2,664,300
YETI Holdings, Inc. (a)	25,535	1,843,882
		4,508,182
Machinery - 6.0%
Alamo Group, Inc.	10,360	1,617,714
Colfax Corp. (a)	56,635	2,481,179
Evoqua Water Technologies Corp. (a)	45,775	1,203,882
Helios Technologies, Inc.	35,295	2,571,947
ITT, Inc.	16,730	1,520,924
Rexnord Corp.	60,995	2,872,255
Watts Water Technologies, Inc. - Class A	9,275	1,101,963
		13,369,864
Marine - 1.2%
Kirby Corp. (a)	46,370	2,795,184

Media & Entertainment - 2.3%
Nexstar Media Group, Inc. - Class A	24,920	3,499,516
Sinclair Broadcast Group, Inc. - Class A	54,425	1,592,475
		5,091,991
Multiline Retail - 0.5%
Ollie's Bargain Outlet Holdings, Inc. (a)	13,230	1,151,010

Oil, Gas & Consumable Fuels - 2.6%
CNX Resources Corp. (a)	165,795	2,437,186
HollyFrontier Corp.	91,625	3,278,343
		5,715,529
Personal Products - 0.8%
BellRing Brands, Inc. - Class A (a)	73,135	1,726,717

Pharmaceuticals - 0.6%
Reata Pharmaceuticals, Inc. - Class A (a)	13,160	1,312,052

Professional Services - 2.5%
Upwork, Inc. (a)	125,760	5,630,275

Real Estate Development - 2.3%
FirstService Corp. (b)	9,995	1,481,159
Newmark Group, Inc. - Class A	358,143	3,583,221
		5,064,380
Real Estate Investment Trusts - 1.0%
PotlatchDeltic Corp.	41,675	2,205,441

Software - 8.9%
ACI Worldwide, Inc. (a)	58,125	2,211,656
Altair Engineering, Inc. - Class A (a)	36,190	2,264,409
Blackbaud, Inc. (a)	26,465	1,881,132
Cloudera, Inc. (a)	154,980	1,886,107
LivePerson, Inc. (a)	41,745	2,201,631
Medallia, Inc. (a)	68,155	1,900,843
Model N, Inc. (a)	57,160	2,013,747
OneSpan Inc. (a)	100,880	2,471,560
Q2 Holdings, Inc. (a)	14,515	1,454,403
Workiva Inc. (a)	19,285	1,702,094
		19,987,582
Software & Services - 0.9%
Alarm.com Holdings, Inc. (a)	22,430	1,937,503

Specialty Retail - 0.6%
Leslie's, Inc. (a)	58,665	1,436,706

Thrifts & Mortgage Finance - 1.3%
Home BancShares, Inc.	106,661	2,885,180

Trading Companies & Distributors - 2.7%
Systemax, Inc.	56,525	2,324,308
Textainer Group Holdings Ltd. (a)(b)	130,328	3,733,897
		6,058,205
TOTAL COMMON STOCKS
(Cost $119,231,395)		208,555,809

SHORT-TERM INVESTMENTS - 6.7%
Money Market Funds - 6.7%
Fidelity Investments Money Market Government Portfolio - Class I, 0.01% (d)	1,659,668	1,659,668
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 0.03% (d)	6,613,884	6,613,884
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Shares, 0.03% (d)	6,613,885	6,613,885
		14,887,437
TOTAL SHORT-TERM INVESTMENTS
(Cost $14,887,437)		14,887,437

Total Investments - 100.2%		223,443,246
(Cost $134,118,832)
Liabilities in Excess of Other Assets - (0.2)%		(386,456)
TOTAL NET ASSETS - 100.0%		$223,056,790

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	Securities for which market quotations are not readily available. These securities have been valued at their fair value under procedures approved by the Fund's Board of Trustees. Level 3 security.
(d)	The rate quoted is the annualized seven-day yield of the Fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc.
("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Fair Value Measurement Summary at March 31, 2021 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded.  Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price ("NOCP").  Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets.  Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded.  Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service.  Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded.  Forward contracts are valued based on the forward rate using information provided by an independent pricing service.  Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value using guidelines approved by the Board of Trustees.  The Board of Trustees has established policies and procedures for that authorize the Adviser to fair value a security in good faith under certain circumstances.  The Fund may use prices provided by independent pricing services to assist in the fair valuation of the Fund's portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -  Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -  Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  As of March 31, 2021, the Fund's assets carried at fair value were classified as follows:

LKCM Small Cap Equity Fund
Description	Level 1	Level 2	Level 3		Total
Common Stocks	$208,555,809	$–	$0	(1)	$208,555,809
Short-Term Investments	14,887,437	–	–		14,887,437
Total Investments	$223,443,246	$–	$0		$223,443,246

(1) Level 3 security valued at $0.

Below is a reconciliation of Level 3 assets held by the LKCM Small Cap Equity Fund for which significant observable inputs were used to determine fair value.
			Level 3
Description			Common Stocks
Balance as of December 31, 2020			$0
Purchases			-
Sales proceeds			-
Realized gain (loss)			-
Change in unrealized appreciation/depreciation			-
Transfers into/(out of) Level 3			-
Balance as of March 31, 2021			$0

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at March 31, 2021
			$-